STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6%
Aerospace & Defense - .6%
General Dynamics, Gtd. Notes	3.00	5/11/2021	6,205,000		6,284,769
Airlines - .4%
American Airlines, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,411,285		4,403,124
Asset-Backed Ctfs./Auto Receivables - .0%
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C	3.22	3/15/2023	500,000		501,557
Automobiles & Components - 1.6%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,204,737
BMW US Capital, Gtd. Notes, 3 Month LIBOR +.38%	2.97	4/6/2020	2,000,000	[a,b]	2,004,764
Paccar Financial, Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,756,574
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	5,960,000		5,950,575
				15,916,650
Banks - 12.5%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,200,000	[b]	2,231,608
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		7,356,605
Bank of Montreal, Sr. Unscd. Notes	3.30	2/5/2024	9,000,000		9,216,172
Bank of Nova Scotia, Sr. Unscd. Notes	2.50	1/8/2021	4,855,000		4,866,910
Citigroup, Sub. Bonds	4.40	6/10/2025	10,540,000		11,047,922
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		7,187,361
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		6,783,266
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	5,000,000	[b]	4,978,828
Deutsche Bank, Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,373,029
Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	9,000,000		9,016,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6% (continued)
Banks - 12.5% (continued)
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,895,000		8,065,070
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[b,c]	3,232,735
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,282,018
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000		8,101,894
NatWest Markets, Sr. Unscd. Notes	3.63	9/29/2022	3,000,000	[b]	3,032,978
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000		7,018,577
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	3,100,000		3,290,824
Santander Holdings USA, Sr. Unscd. Notes	2.65	4/17/2020	4,615,000		4,612,960
Societe Generale, Sub. Notes	4.75	11/24/2025	6,615,000	[b]	6,841,961
Sumitomo Mitsui Banking, Gtd. Notes	2.51	1/17/2020	4,570,000		4,568,777
				121,106,028
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000		5,387,063
Building Materials - .4%
Vulcan Materials, Sr. Unscd. Notes, 3 Month LIBOR +.60%	3.21	6/15/2020	3,600,000	[a]	3,599,654
Chemicals - .4%
Dow Chemical, Sr. Unscd. Notes	4.55	11/30/2025	3,000,000	[b]	3,209,866
DowDuPont, Sr. Unscd. Notes	4.21	11/15/2023	745,000		785,340
				3,995,206
Commercial & Professional Services - .9%
Automatic Data Processing, Sr. Unscd. Notes	2.25	9/15/2020	4,135,000		4,138,457
Total System Services, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000		4,787,276
				8,925,733
Commercial Mortgage Pass-Through Ctfs. - .3%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/1/2049	2,868,859		2,815,353
Diversified Financials - 1.1%
AerCap Ireland Capital, Gtd. Notes	4.50	5/15/2021	4,435,000		4,556,885

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Diversified Financials - 1.1% (continued)
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	6,195,000	6,213,578
				10,770,463
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	4,425,000	4,569,002
Energy - 2.6%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000	5,906,915
Cimarex Energy Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	3,133,034
Enterprise Products Operating, Gtd. Notes	2.55	10/15/2019	3,330,000	3,326,602
Noble Energy, Sr. Unscd. Notes	3.85	1/15/2028	3,575,000	3,585,641
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,442,756
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,741,691
Spectra Energy Partners LP, Sr. Unscd. Notes	3.50	3/15/2025	2,760,000	2,802,607
				24,939,246
Environmental Control - .5%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	4,867,266
Food Products - .9%
Campbell Soup Co., Sr. Unscd. Notes	3.65	3/15/2023	4,375,000	4,465,601
General Mills, Sr. Unscd. Notes, 3 Month LIBOR +1.01%	3.60	10/17/2023	4,325,000	[a] 4,351,512
				8,817,113
Foreign/Governmental - 1.4%
Canadaian Government, Sr. Unscd. Notes	3.05	1/29/2024	6,700,000	6,952,263
Mexican Government, Gtd. Notes	4.88	1/24/2022	6,390,000	6,488,406
				13,440,669
Health Care - 5.4%
Abbvie, Sr. Unscd. Notes	2.85	5/14/2023	5,800,000	5,782,184
Allergan Funding, Gtd. Notes	3.45	3/15/2022	4,560,000	4,588,011
Amgen, Sr. Unscd. Notes	4.10	6/15/2021	4,955,000	5,082,328
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	1,000,000	[b] 1,029,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Health Care - 5.4% (continued)
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	3,955,000	4,035,796
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	6,550,000	6,785,944
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,550,000	6,753,122
Pfizer, Sr. Unscd. Notes	2.80	3/11/2022	4,745,000	4,817,153
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. H	2.75	10/1/2026	4,095,000	4,013,787
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	4,930,638
UnitedHealth Group, Sr. Unscd. Notes	2.88	3/15/2023	4,560,000	4,605,973
				52,423,964
Industrials - 1.2%
Caterpillar Financial Services, Sr. Unscd. Notes	2.10	6/9/2019	2,690,000	2,689,853
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	4,961,045
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	3,969,791
				11,620,689
Information Technology - 3.2%
Adobe, Sr. Unscd. Notes	4.75	2/1/2020	6,414,000	6,505,120
Fidelity National Information Services, Sr. Unscd. Notes	2.25	8/15/2021	6,000,000	5,956,955
Fiserv, Sr. Unscd. Notes	3.85	6/1/2025	4,235,000	4,410,636
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,550,000	6,786,499
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	7,000,000	7,010,523
				30,669,733
Internet Software & Services - 1.7%
Amazon.com, Sr. Unscd. Notes	2.60	12/5/2019	6,345,000	6,349,492
Ebay, Sr. Unscd. Notes	2.15	6/5/2020	3,855,000	3,837,095
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	6,000,000	[b] 6,061,763
				16,248,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Media - 1.3%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	[c] 4,274,873
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	8,425,000	8,713,845
				12,988,718
Municipal Bonds - 4.3%
California, GO, Refunding	3.38	4/1/2025	2,725,000	2,874,521
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,870,092
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	2,016,000	2,016,000
Chicago, GO, Ser. B	7.05	1/1/2029	5,785,000	6,388,896
Commonwealth of Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	6,495,000	6,715,245
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	7,375,000	7,428,174
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,805,000	3,824,063
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000	9,481,196
				41,598,187
Real Estate - 1.3%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	2,320,000	2,408,157
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000	4,038,244
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000	2,354,400
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000	3,529,324
				12,330,125
Semiconductors & Semiconductor Equipment - .8%
Intel, Sr. Unscd. Notes	2.45	7/29/2020	7,930,000	7,934,391
Technology Hardware & Equipment - .8%
Apple, Sr. Unscd. Notes	2.25	2/23/2021	5,915,000	5,916,165
Dell International, Sr. Scd. Notes	4.90	10/1/2026	1,750,000	[b] 1,792,602
				7,708,767
Telecommunication Services - 2.9%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	9,350,000	9,455,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Telecommunication Services - 2.9% (continued)
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,476,527
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000		4,754,272
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	10,515,000		11,627,086
				28,313,579
Transportation - .4%
Ryder System, Sr. Unscd. Notes	2.88	6/1/2022	3,900,000		3,930,719
U.S. Government Agencies Mortgage-Backed - .4%
Federal National Mortgage Association, Unscd. Notes	2.00	4/30/2020	3,610,000	[d]	3,605,537
U.S. Government Securities - 48.9%
U.S. Treasury Notes	0.75	8/15/2019	21,500,000	[c]	21,426,851
U.S. Treasury Notes	0.88	6/15/2019	20,640,000	[c]	20,629,565
U.S. Treasury Notes	1.13	6/30/2021	8,990,000		8,847,424
U.S. Treasury Notes	1.13	2/28/2021	28,880,000	[c]	28,455,825
U.S. Treasury Notes	1.38	12/15/2019	18,750,000	[c]	18,651,489
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		3,911,095
U.S. Treasury Notes	1.38	7/31/2019	20,000,000	[c]	19,965,962
U.S. Treasury Notes	1.50	7/15/2020	12,315,000		12,223,119
U.S. Treasury Notes	1.63	5/15/2026	6,705,000		6,530,958
U.S. Treasury Notes	1.75	9/30/2022	11,400,000	[c]	11,347,453
U.S. Treasury Notes	1.75	9/30/2019	18,500,000	[c]	18,459,893
U.S. Treasury Notes	1.88	12/31/2019	7,750,000		7,729,263
U.S. Treasury Notes	1.88	1/31/2022	10,060,000		10,051,748
U.S. Treasury Notes	1.88	2/28/2022	7,200,000		7,194,375
U.S. Treasury Notes	2.00	4/30/2024	15,000,000		15,043,945
U.S. Treasury Notes	2.00	11/30/2020	38,095,000		38,077,143
U.S. Treasury Notes	2.13	9/30/2021	20,240,000		20,336,456
U.S. Treasury Notes	2.25	11/15/2024	10,690,000		10,844,921
U.S. Treasury Notes	2.38	2/29/2024	15,000,000		15,309,668
U.S. Treasury Notes	2.50	1/31/2021	19,000,000		19,152,148
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		11,240,625
U.S. Treasury Notes	2.63	2/28/2023	7,195,000		7,379,934
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,251,406
U.S. Treasury Notes	2.88	10/15/2021	18,750,000		19,164,917
U.S. Treasury Notes	2.88	11/15/2021	12,000,000		12,274,922
U.S. Treasury Notes	2.88	11/30/2023	17,000,000		17,696,934
U.S. Treasury Notes	2.88	10/31/2020	28,000,000		28,308,984

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6% (continued)
U.S. Government Securities - 48.9% (continued)
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	1/15/2022	10,416,938	[e]	10,350,024
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2022	8,905,615	[c,e]	8,831,500
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,638,326	[e]	13,653,821
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	8,639,339	[e]	8,762,360
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	13,769,712	[e]	13,907,804
				474,012,532
Utilities - 1.3%
Nisource, Gtd. Notes	3.49	5/15/2027	3,600,000		3,646,497
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000		3,854,101
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000		4,860,659
				12,361,257
Total Bonds and Notes (cost $945,861,995)			956,085,444
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,112,318)	2.40		10,112,318	[f]	10,112,318

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,161,840)	2.40		4,161,840	[f]	4,161,840
Total Investments (cost $960,136,153)			100.0%	970,359,602
Liabilities, Less Cash and Receivables			0.0%	(298,445)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	970,061,157

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $34,416,133 or 3.55% of net assets.

c Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $148,451,206 and the value of the collateral held by the fund was $152,348,288, consisting of cash collateral of $4,161,840 and U.S. Government & Agency securities valued at $148,186,448.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	501,557	-	501,557
Commercial Mortgage-Backed	-	2,815,353	-	2,815,353
Corporate Bonds†	-	420,111,609	-	420,111,609
Foreign Government	-	13,440,669	-	13,440,669
Investment Companies	14,274,158	-	-	14,274,158
Municipal Bonds	-	41,598,187	-	41,598,187
U.S. Government Agencies/Mortgage-Backed	-	3,605,537	-	3,605,537
U.S. Treasury	-	474,012,532	-	474,012,532

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $10,223,449, consisting of $14,045,859 gross unrealized appreciation and $3,822,410 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.